Cover	Jul. 29, 2026
Cover [Abstract]
Document Period End Date	Jul. 29, 2026
Registrant Name	MATTEL, INC.
Entity Address, Address Line One	333 Continental Boulevard
Entity Address, State or Province	CA
Local Phone Number	252-2000
Pre-commencement Issuer Tender Offer	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Entity Address, City or Town	El Segundo
City Area Code	310
Written Communications	false
Title of 12(b) Security	Common Stock, $1.00 per share
Trading Symbol	MAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Incorporation, Date of Incorporation	DE
Entity File Number	001-05647
Entity Tax Identification Number	95-1567322
Entity Address, Postal Zip Code	90245-5012
Document Type	8-K
Central Index Key	0000063276
Amendment Flag	false